Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of rate reconciliations

Year ended Dec. 31	2023	2022	2021
Earnings (loss) before income taxes	880	353	(380)
Net earnings attributable to non-controlling interests not subject to tax	(80)	(94)	(33)
Adjusted earnings (loss) before income taxes	800	259	(413)
Statutory Canadian federal and provincial income tax rate (%)	23.4%	23.4%	23.6%
Expected income tax expense (recovery)	187	61	(98)
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	9	(1)	4
Non-deductible expense(1)	58	130	—
Taxable capital (gain) loss	(2)	18	—
Deferred income tax recovery related to temporary difference on investment in subsidiaries	(3)	(2)	—
Write-down (reversal of write-down) of unrecognized deferred income tax assets	(178)	(24)	134
Statutory and other rate differences	1	(3)	4
Adjustments in respect of deferred income tax of previous years	1	6	(4)
Other	11	7	5
Income tax expense	84	192	45
Effective tax rate (%)	11%	74%	(11%)
(1)This amount is related to current and prior period tax adjustments in the US to mitigate cash tax relating to the Base Erosion and Anti-Abuse Tax.

Disclosure of components of income tax expense
The components of income tax expense are as follows:

Year ended Dec. 31	2023	2022	2021
Current income tax expense	50	65	56
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	215	153	(145)
Deferred income tax recovery related to temporary difference on investment in subsidiaries	(3)	(2)	—
Write-down (reversal of write-down) of unrecognized deferred income tax assets(1)	(178)	(24)	134
Income tax expense	84	192	45

Current income tax expense	50	65	56
Deferred income tax expense (recovery)	34	127	(11)
Income tax expense	84	192	45
(1)During the year ended Dec. 31, 2023, the Company recognized deferred tax assets of $178 million (2022 - $24 million, 2021 - $134 million write-down). The deferred income tax assets mainly relate to the tax benefits associated with tax losses related to the Company's directly owned US operations and other deductible differences. The Company has not recognized an additional $157 million of deferred tax assets on the basis that it is not probable that sufficient future taxable income would be available to utilize these tax assets.
Disclosure of aggregate current and deferred income tax related to items charged or credited to equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2023	2022	2021
Income tax expense (recovery) related to:
Net impact related to cash flow hedges	27	(112)	(57)
Net impact related to hedges of foreign operations	1	(3)	—
Net impact related to net actuarial gains (losses)	(1)	12	11
Transaction costs for the acquisition of TransAlta Renewables	(2)	—	—
Income tax expense (recovery) reported in equity	25	(103)	(46)

Disclosure of significant components of deferred income tax assets (liabilities)
Significant components of the Company’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2023	2022
Non-capital losses(1)	88	244
Future decommissioning and restoration costs	111	119
Property, plant and equipment	(605)	(553)
Risk management assets and liabilities, net	144	193
Employee future benefits and compensation plans	50	48
Foreign exchange differences on US-denominated debt	12	13
Other taxable temporary differences	(8)	(5)
Net deferred income tax asset (liability), before write-down of deferred income tax assets	(208)	59
Unrecognized deferred income tax assets	(157)	(361)
Net deferred income tax liability, after write-down of deferred income tax assets	(365)	(302)
(1)Non-capital losses expire between 2033 and 2043. Net operating losses from US operations have no expiration.
The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2023	2022
Deferred income tax assets(1)	21	50
Deferred income tax liabilities	(386)	(352)
Net deferred income tax liability	(365)	(302)
(1)The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Company’s long-range forecasts.